Fair Value Measurements (Details Narrative) $ in Millions	9 Months Ended
Jul. 31, 2021 CAD ($)
Debt securities FVOCI [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Transfers out of Level 2 to Level 1	$ 400